BASIC AND DILUTED INCOME PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
BASIC AND DILUTED INCOME PER SHARE	BASIC AND DILUTED INCOME PER SHARE
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the period (amounts are in USD thousand except shares and per share amounts).

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Net income for the period attributable to shareholders	6,930	278	14,229	6,873
Weighted-average number of ordinary shares, basic	36,724,946	37,082,794	36,906,748	36,757,214
Net income per share attributable to shareholders, basic	0.19	0.01	0.39	0.19

Net income for the period attributable to shareholders	6,930	278	14,229	6,873
Weighted-average number of ordinary shares, diluted	36,990,785	38,462,183	37,212,252	38,123,560
Net income per share attributable to shareholders, diluted	0.19	0.01	0.38	0.18

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Weighted-average number of ordinary shares, basic	36,724,946	37,082,794	36,906,748	36,757,214
Effect of share options and warrants	265,839	446,791	305,504	433,748
Effect of contingently issuable ordinary shares related to business combinations	—	932,598	—	932,598
Weighted-average number of ordinary shares, diluted	36,990,785	38,462,183	37,212,252	38,123,560

Options and warrants to purchase 5,462,228 and 5,705,780 ordinary shares were outstanding at June 30, 2024 and 2023, respectively, that could potentially be dilutive in the future (see Note 13).

For the three months ended June 30, 2024, (i) 4,898,088 (June 30, 2023: 4,625,394) options and (ii) 593,907 (June 30, 2023: nil) Restricted Stock Units were each excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.

For the six months ended June 30, 2024, (i) 4,856,301 (June 30, 2023: 4,625,394) options and (ii) 593,907 (June 30, 2023: nil) Restricted Stock Units were each excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At June 30, 2024, there were no contingently issuable ordinary shares that were excluded from the diluted weighted-average number of ordinary shares calculation (June 30, 2023: nil).
For disclosures regarding the number of outstanding shares, see Note 10.